Preferred and Common Stock	12 Months Ended
Dec. 31, 2016
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK

NOTE 16: PREFERRED AND COMMON STOCK

Issuances to Employees and Exercise of Options

During 2016 and 2015, pursuant to the stock plan approved by the Board of Directors, no options were exercised.

On December 11, 2015, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees 2,540,000 shares of restricted common stock and 1,000,000 stock options.

During 2014, pursuant to the stock plan approved by the Board of Directors, 15,000, 30,303, 19,626, 55,860 and 22,400 shares were issued following the exercise of options for cash at an exercise price of $3.18, $3.81, $5.87, $5.15 and $3.44 per share, respectively, for a total of $643.

On December 15, 2014, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees 1,151,052 shares of restricted common stock, 24,301 restricted stock units and 1,123,003 stock options.

Vested, Surrendered and Forfeited
During 2016, 24,970 restricted stock units, issued to the Company's employees in 2014 and 2013, vested.
During 2015, 16,960 restricted stock units, issued to the Company's employees in 2013 and 2012, vested.
During 2014, 41,748 restricted stock units, issued to the Company's employees in 2013, 2012 and 2011, vested.
During the year ended December 31, 2016 and 2015, 2,908 and 9,319 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Issuance of Cumulative Perpetual Preferred Stock

On January 28, 2014, the Company completed the sale of the Series G raising net proceeds of $47,846 (after deducting underwriting discounts and offering expenses). See also Note 2(ac).

On July 8, 2014, the Company completed the sale of the Series H raising net proceeds of $115,756 (after deducting underwriting discounts and offering expenses). See also Note 2(ac).

Series G and Series H ADS Exchange Offer

On November 8, 2016, the Company announced the completion of the offer to exchange cash and/or newly issued shares of common stock for any and all outstanding of its Series G and Series H. A total number of 5,449 Series G and 18,982 Series H were validly tendered in the exchange offer, representing an aggregate book value of $61,078. The Company paid an aggregate of $9,323 in cash, which includes tender offer expenses, and issued a total of 7,589,176 shares of common stock, with a fair value of $7,893 at the date of the issuance.

Conversion of Preferred Stock

During the year ended December 31, 2016, there were no conversions of preferred stock.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of December 31, 2016 were $10,245 (net of cancelled dividends of $5,063, following the completion of the offer to exchange cash and/or newly issued shares of common stock for any and all outstanding of its Series G and Series H).

During the year ended December 31, 2015, 1,134 shares of convertible preferred stock were automatically converted into 1,134,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms.

      Navios Holdings had outstanding as of December 31, 2016 and 2015, 117,131,407 and 110,468,753 shares of common stock, respectively, and preferred stock 49,504 (14,551 Series G, 29,018 Series H and 5,935 shares of convertible preferred stock) and 73,935 (20,000 Series G, 48,000 Series H and 5,935 shares of convertible preferred stock), respectively.

Acquisition of Treasury Stock

In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings' common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company's credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in the Company's discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and Series H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid.

As of December 31, 2016 and 2015, 948,584 and 199,324 shares, respectively, were repurchased under this program, for a total consideration of $818 and $252, respectively. In total, up until February 2016, 1,147,908 common stock were repurchased under this program, for $1,070. Since that time, this program has been suspended by the Company.